Stockholders' Equity - Summary of Recognized Share-based Compensation Cost (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation (Income) expense	$ 75,000	$ (140,000)	$ 133,000	$ (121,000)
Selling, General and Administrative [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation (Income) expense	58,000	(71,000)	106,000	(58,000)
Research and Development [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation (Income) expense	$ 17,000	$ (69,000)	$ 27,000	$ (63,000)